SAIF SECURITIZATION TRUST 2025-CES1 ABS-15G

Exhibit 99.4 - Schedule 5

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
TapeBorrowerCount	2	149	0.013423	Borrower count verified to how many borrowers reported on note and application
TapeClosingDate	7	149	0.04698	Closing Date was verified to Documentation in loan file
TapeCLTV	1	149	0.006711	CLTV verified to documentation in loan file.
TapeDebtToIncomeRatio	29	149	0.194631	DTI Was verified to the documentation in file verified by One Diligence.
TapeFICO	37	149	0.248322	FICO reported by One Diligence is qualifying score.
TapeLTV	1	149	0.006711	LTV verified to documentation in loan file.
TapeMaturityDate	2	149	0.013423	Maturity Date was verified to Documentation in loan file
TapeTerm	1	149	0.006711	Term was verified to Documentation in loan file